RELATED PARTY TRANSACTION (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Related Party Transaction
Proceeds from sale of coupon advertising services business	1,318
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Related Party Transaction
Proceeds from sale of coupon advertising services business	1,318